DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Revenues	$ 1,206,612,985	$ 967,498,077	$ 1,079,018,197
Over the Time [Member]
Revenues [Abstract]
Revenues	692,772,975	440,178,188	439,525,245
At a Point in Time [Member]
Revenues [Abstract]
Revenues	513,840,010	527,319,889	639,492,952
External Market [Member]
Revenues [Abstract]
Revenues	284,586,265	207,725,378	314,068,033
Local Market [Member]
Revenues [Abstract]
Revenues	922,026,720	759,772,699	764,950,164
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	441,126,075	215,700,088	275,616,557
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	441,126,075	215,700,088	275,616,557
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	441,126,075	215,700,088	275,616,557
Reportable Segments [Member] | Liquids Production and Commercialization [Member]
Revenues [Abstract]
Revenues	543,509,152	559,418,431	670,036,912
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	29,669,142	32,098,542	30,543,960
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	513,840,010	527,319,889	639,492,952
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | External Market [Member]
Revenues [Abstract]
Revenues	284,586,265	207,725,378	314,068,033
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	258,922,887	351,693,053	355,968,879
Reportable Segments [Member] | Midstream [Member]
Revenues [Abstract]
Revenues	215,735,400	186,437,633	127,129,881
Reportable Segments [Member] | Midstream [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	215,735,400	186,437,633	127,129,881
Reportable Segments [Member] | Midstream [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Midstream [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Midstream [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	215,735,400	186,437,633	127,129,881
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	6,242,358	5,941,925	6,234,847
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	6,242,358	5,941,925	6,234,847
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 6,242,358	$ 5,941,925	$ 6,234,847